Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	¥ 434,311,150	$ 64,712,452	¥ 516,245,166
Mainland PRC revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	290,966,447	43,354,061	296,307,628
Hong Kong revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	59,650,651	8,887,959	133,017,383
International revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	¥ 83,694,052	$ 12,470,431	¥ 86,920,155